Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Other Income and Expenses [Abstract]
Interest income	$ 494	$ 415	$ 375
Interest expense	(160)	(53)	(52)
Other income, net	$ 334	$ 362	$ 323